SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Valuation of investment securities
Number of primary sources of information used for determining fair value	1
Total number of primary sources of information available for determining fair value	3
Cash surrender value of corporate owned life insurance | $	$ 710	$ 179
Cash
Negative balances due to outstanding checks and drafts | $	$ 178	$ 185
Minimum
Valuation of investment securities
Number of primary sources of information used for determining fair value	1
Deferred Policy Acquisition Costs
Interest rate assumptions to compute liabilities for future policy benefits	1.00%
Maximum
Valuation of investment securities
Number of primary sources of information used for determining fair value	3
Deferred Policy Acquisition Costs
Interest rate assumptions to compute liabilities for future policy benefits	7.86%